DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013	2012

Loss for the year	$(687,058)	$(750,942)	$(7,631,636)

Computed “expected” tax (benefit) expense	$(234,000)	$(255,000)	$(2,671,073)
Non deductible (taxable) items	(10,000)	(83,000)	425,576
Change in statutory, foreign tax, foreign exchange and other	106,000	59,000	466,378
Valuation allowance	138,000	279,000	1,779,119

Net expected tax (benefit) expense	$—	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013	2012

Deferred tax assets (liabilities):
Trading securities	$125,000	$108,000	177,064
Equipment	168,000	258,000	—
Net operating loss carryforwards - US	2,799,000	2,690,000	1,988,971
Net operating loss carryforwards - Ghana		2,392,000	2,402,345
Valuation allowance	(5,586,000)	(5,448,000)	(4,568,380)

Total deferred tax assets	$—	$—	—